United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—97.2%
		U.S. Treasury Notes—97.2%
$1,819,615		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	$1,760,609
1,374,512		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2022	1,334,988
2,191,040		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2023	2,115,915
2,129,920		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2024	2,042,704
1,629,900		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2023	1,593,756
959,688		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2025	925,269
2,878,782		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	2,733,790
1,550,610		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	1,473,157
1,230,192		U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	1,174,082
1,121,960	[1]	U.S. Treasury Inflation-Protected Notes, 0.625%, 7/15/2021	1,109,471
2,036,060		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	2,003,917
2,709,350		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	2,667,125
1,064,220		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2026	1,036,550
2,199,720		U.S. Treasury Inflation-Protected Notes, 0.625%, 2/15/2043	1,927,762
2,014,780		U.S. Treasury Inflation-Protected Notes, 0.750%, 7/15/2028	1,972,280
783,363		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	710,249
268,460		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	239,999
523,775		U.S. Treasury Inflation-Protected Notes, 0.875%, 2/15/2047	480,700
533,605		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	505,775
512,720		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2048	486,202
3,178,917		U.S. Treasury Inflation-Protected Notes, 1.125%, 1/15/2021	3,164,500
1,739,250		U.S. Treasury Inflation-Protected Notes, 1.250%, 7/15/2020	1,734,887
1,627,515		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	1,681,918
1,810,560		U.S. Treasury Inflation-Protected Notes, 1.750%, 1/15/2028	1,922,578
1,169,940		U.S. Treasury Inflation-Protected Notes, 2.125%, 2/15/2040	1,375,254
288,678		U.S. Treasury Inflation-Protected Notes, 2.125%, 2/15/2041	340,942
1,207,359		U.S. Treasury Inflation-Protected Notes, 2.375%, 1/15/2025	1,304,684
883,343		U.S. Treasury Inflation-Protected Notes, 2.500%, 1/15/2029	1,005,252
		TOTAL U.S. TREASURIES (IDENTIFIED COST $41,650,139)	40,824,315
		INVESTMENT COMPANIES—3.2%
118,959		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.54%[2]	118,959
207,868		High Yield Bond Portfolio	1,222,262
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,375,985)	1,341,221
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $43,026,124)	42,165,536
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(168,983)
		TOTAL NET ASSETS—100%	$41,996,553

At December 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[4]United States Treasury Long Bond Short Futures	15	$2,190,000	March 2019	$(99,292)
[4]United States Treasury Ultra Bond Short Futures	10	$1,606,563	March 2019	$(59,460)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(158,752)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,107,344 and $7,965,449, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total Affiliated Transactions
Balance of Shares Held 9/30/2018	—	—	—
Purchases/Additions	9,903,806	207,868	10,111,674
Sales/Reductions	(9,784,847)	—	(9,784,847)
Balance of Shares Held 12/31/2018	118,959	207,868	326,827
Value	$118,959	$1,222,262	$1,341,221
Change in Unrealized Appreciation/Depreciation	$—	$(34,764)	$(34,764)
Net Realized Gain/(Loss)	$(78)	$—	$(78)
Dividend Income	$3,511	$7,016	$10,527
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$40,824,315	$—	$40,824,315
Investment Companies[1]	118,959	—	—	1,341,221
TOTAL SECURITIES	$118,959	$40,824,315	$—	$42,165,536
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(158,752)	—	—	(158,752)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(158,752)	$—	$—	$(158,752)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $1,222,262 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019